Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Components Of Deferred Tax Assets And Liabilities
	As of December 31,
	2012	2011
Deferred tax assets:
Deferred finish-out allowances from lessors	$760	$717
Tax over book accrual of pawn loan fees and service charges	7,915	7,578
Ohio Reimbursements(a)	4,821	0
Allowance for consumer loan losses	31,801	23,498
Deferred compensation	11,252	8,844
Net operating losses	15,468	5,746
Deferred state credits	1,206	1,306
Investment in Subsidiaries	9,338	-
Other	5,273	3,038
Total deferred tax assets	87,834	50,727

Deferred tax liabilities:
Amortization of acquired intangibles	$66,972	$56,372
Property and equipment	49,166	45,598
Convertible debt	897	2,180
Other	1,672	1,224
Total deferred tax liabilities	118,707	105,374
Net deferred tax liabilities before valuation allowance	$(30,873)	$(54,647)
Valuation Allowance	(21,846)	-
Net deferred tax liabilities after valuation allowance	$(52,719)	(54,647)

Balance sheet classification:
Current deferred tax assets, net	$48,992	$35,065
Non-current deferred tax liabilities, net	(101,711)	(89,712)
Net deferred tax liabilities	$(52,719)	$(54,647)

See Note 15 for further discussion of the Ohio Reimbursements

(a)

Components Of Provision For Income Taxes
	Year Ended December 31,
	2012	2011	2010
Income (loss) before income taxes:
Domestic	$214,463	$225,351	$182,292
Foreign	(28,143)	(7,825)	2,221
Income before income taxes	186,320	217,526	184,513

Current provision:
Federal	$81,756	$51,613	$56,215
Foreign	603	440	106
State and local	5,818	4,744	4,106
Total current provision for income taxes	88,177	56,797	60,427

Deferred provision (benefit):
Federal	$(8,031)	$27,475	$7,700
Foreign	4,811	(2,998)	1,053
State and local	(301)	1,086	89
Total deferred provision for income taxes	(3,521)	25,563	8,842
Total provision for income taxes	$84,656	$82,360	$69,269

Reconciliation Of Effective Tax Rate
	Year Ended December 31,
	2012	2011	2010
Tax provision computed at the federal statutory income tax rate	$65,212	$76,134	$64,579
State and local income taxes, net of federal tax benefits	3,587	3,790	2,727
Nondeductible lobbying	865	882	1,039
Foreign tax difference	2,027	587	442
Investment in Subsidiaries	(9,338)	-	-
Change in deferred tax valuation allowance	21,846	-	-
Other	457	967	482
Total provision	$84,656	$82,360	$69,269
Effective tax rate	45.4%	37.9%	37.5%

Aggregate Change In Balance Of Unrecognized Tax Benefits
	2012	2011	2010
Balance at January 1,	$955	$1,082	$1,021
Effect of change in foreign currency rates	66	(127)	61
Balance at December 31,	$1,021	$955	$1,082